USQ Core Real Estate Fund		Schedule of Investments
		June 30, 2020 (Unaudited)

Description		Shares	Fair Value
	Real Estate Investments - 94.2%
	Private Equity Real Estate Funds - 94.2%* (1)
	AEW Core Property Trust (U.S.), Inc.	1,313	$ 1,326,382
	American Core Realty Fund, LP	13	1,613,564
	ASB Allegiance Real Estate Fund, LP	1,265	1,863,113
	Barings Core Property Fund, LP	16,951	2,279,633
	BGO Daily Value Fund - Class F	57,272	636,088
	BGO Diversified U.S. Property Fund	769	1,694,958
	BlackRock U.S. Core Property Fund, LP (2)	–	704,633
	CBRE U.S. Core Partners, LP	2,677,685	3,825,943
	Clarion Lion Properties Fund, LP	4,136	6,264,734
	GWL U.S. Property Fund, LP (3)	–	2,220,188
	Madison Core Property Fund, LP	1,073	2,266,958
	MetLife Core Property Fund, LP	1,178	1,664,825
	PRISA, LP	2,110	3,686,762
	RREEF America REIT II, Inc.	10,081	1,271,203
	Smart Markets Fund, LP	2,429	3,773,664
	TA Realty Core Property Fund, LP	2,232	2,531,034
	U.S. Real Estate Investment Fund, LLC	1,867	2,288,853
	U.S. Real Property Income Fund, LP (4)	–	2,213,662
	UBS Trumbull Property Fund, LP	142	1,445,165
	Total Real Estate Investments (Cost $41,452,550)		43,571,362

	Short-Term Investments - 5.7%
	Money Market Fund - 5.7%
	Invesco Government & Agency - Institutional Shares, 0.09% (5)	2,616,887	2,616,887
	Total Short-Term Investments (Cost $2,616,887)

	Total Investments - 99.9% (Cost $44,069,437)		$ 46,188,249
	Other Assets Less Liabilities - 0.1%		63,311
	Net Assets - 100.0%		$ 46,251,560

	Percentages are stated as a percent of net assets.
	LP - Limited Partnership
	LLC - Limited Liability Company
	REIT - Real Estate Investment Trust

(1)	Securities considered illiquid. As of June 30, 2020, the value of these investments was $43,571,362 or 94.2% of the Funds' net assets.
(2)	Partnership is not designated in units. The Fund owns approximately 0.03% at June 30, 2020.
(3)	Partnership is not designated in units. The Fund owns approximately 0.24% at June 30, 2020.
(4)	Partnership is not designated in units. The Fund owns approximately 0.13% at June 30, 2020.
(5)	Rate reflects seven-day effective yield on June 30, 2020.

USQ Core Real Estate Fund		Schedule of Investments (Continued)
		June 30, 2020 (Unaudited)
Additional Information on Investments in Private Investment Funds:

Fair Value	Security	Redemption Frequency*	Redemption Notice (Days)		Commitments as of June 30, 2020
$ 1,326,382	AEW Core Property Trust (U.S.), Inc.	Quarterly	45		$ 0
1,613,564	American Core Realty Fund, LP	Quarterly	10		0
1,863,113	ASB Allegiance Real Estate Fund, LP	Quarterly	30		0
2,279,633	Barings Core Property Fund, LP	Quarterly	60		0
636,088	BGO Daily Value Fund - Class F	Daily	N/A	**	0
1,694,958	BGO Diversified U.S. Property Fund	Quarterly	45		0
704,633	BlackRock U.S. Core Property Fund, LP	Quarterly	60		500,000
3,825,943	CBRE U.S. Core Partners, LP	Quarterly	60		1,500,000
6,264,734	Clarion Lion Properties Fund, LP	Quarterly	90		0
2,220,188	GWL U.S. Property Fund, LP	Quarterly	90		0
2,266,958	Madison Core Property Fund LP	Quarterly	90		0
1,664,825	MetLife Core Property Fund, LP	Quarterly	60		0
3,686,762	PRISA, LP	Quarterly	90		0
1,271,203	RREEF America REIT II, Inc.	Quarterly	45		0
3,773,664	Smart Markets Fund, LP	Quarterly	45		0
2,531,034	TA Realty Core Property Fund, LP	Quarterly	45		0
2,288,853	U.S. Real Estate Investment Fund, LLC	Quarterly	90		0
2,213,662	U.S. Real Property Income Fund, LP	Quarterly	90		0
1,445,165	UBS Trumbull Property Fund, LP	Quarterly	60		0

* Each of the following Private Investment Funds can suspend redemptions if its respective Board deems it in the best interest of its shareholders. As a result of the COVID-19 pandemic, most of the Private Investment Funds have experienced an increase in redemption requests as investors seek to raise cash and rebalance their portfolios. Some funds have temporarily suspended their redemption payout and we expect that several of the Private Investment Funds will only be able to pay out a pro-rata portion of current redemption requests over the next few quarters.

**Daily redemptions are accepted up to an aggregate 10% of the Net Asset Value during the quarter.